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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-01920
Stralem Fund

(Exact name of registrant as specified in charter)
645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)
Andrea Baumann Lustig
Stralem & Company Incorporated       645 Madison Avenue      New York, New York 10022

(Name and address of agent for service)
Registrant's telephone number, including area code:  (212) 888-8123
Date of fiscal year end:       October 31, 2014
Date of reporting period:      July 31, 2014
Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.
STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Shares	Common Stocks — 96.8%	Value

	Consumer Discretionary — 11.0%
	Hotels, Restaurants & Leisure — 3.7%
163,000	Starbucks Corp.	$12,661,840

	Media — 7.3%
150,600	Discovery Communications, Inc. - Class A (a)	12,832,626
146,100	Walt Disney Co. (The)	12,547,068
		25,379,694
	Consumer Staples — 5.9%
	Beverages — 2.9%
255,800	Coca-Cola Co. (The)	10,050,382

	Tobacco — 3.0%
125,900	Philip Morris International, Inc.	10,325,059

	Energy — 11.6%
	Energy Equipment & Services — 3.5%
110,700	Schlumberger Ltd.	11,998,773

	Oil, Gas & Consumable Fuels — 8.1%
113,600	Chevron Corp.	14,681,664
137,300	Exxon Mobil Corp.	13,584,462
		28,266,126
	Health Care — 17.4%
	Biotechnology — 5.6%
76,200	Amgen, Inc.	9,707,118
111,400	Celgene Corp. (a)	9,708,510
		19,415,628
	Health Care Equipment & Supplies — 2.8%
228,000	Abbott Laboratories	9,603,360

	Life Sciences Tools & Services — 2.6%
73,900	Thermo Fisher Scientific, Inc.	8,978,850

	Pharmaceuticals — 6.4%
183,300	Merck & Co., Inc.	10,400,442
412,400	Pfizer, Inc.	11,835,880
		22,236,322

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.8% (Continued)	Value

	Industrials — 17.1%
	Aerospace & Defense — 3.5%
115,700	United Technologies Corp.	$12,165,855

	Air Freight & Logistics — 3.6%
85,000	FedEx Corp.	12,484,800

	Electrical Equipment — 3.2%
160,700	Eaton Corp. plc	10,914,744

	Industrial Conglomerates — 6.8%
168,900	Danaher Corp.	12,478,332
446,700	General Electric Co.	11,234,505
		23,712,837
	Information Technology — 13.7%
	Communications Equipment — 2.4%
112,600	QUALCOMM, Inc.	8,298,620

	Internet Software & Services — 2.7%
8,000	Google, Inc. - Class A (a)	4,636,400
8,000	Google, Inc. - Class C (a)	4,572,800
		9,209,200
	IT Services — 3.5%
57,200	Visa, Inc. - Class A	12,069,772

	Software — 5.1%
213,700	Microsoft Corp.	9,223,292
213,900	Oracle Corp.	8,639,421
		17,862,713
	Materials — 7.6%
	Chemicals — 7.6%
258,300	Dow Chemical Co. (The)	13,191,381
202,800	E.I. du Pont de Nemours and Co.	13,042,068
		26,233,449

See notes to Schedule of Investments.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 96.8% (Continued)	Value

	Telecommunication Services — 3.1%
	Diversified Telecommunication Services — 3.1%
300,200	AT&T, Inc.	$10,684,118

	Utilities — 9.4%
	Electric Utilities — 6.4%
356,100	PPL Corp.	11,747,739
240,100	Southern Co. (The)	10,393,929
		22,141,668
	Multi-Utilities — 3.0%
157,300	Dominion Resources, Inc.	10,639,772

	Total Common Stocks (Cost $236,813,583)	$335,333,582

Shares	Money Market Funds — 3.1%	Value
10,817,131	Dreyfus Treasury Prime Cash Management Fund
	- Class I, 0.00% * (Cost $10,817,131)	$10,817,131

	Total Investments at Value — 99.9% (Cost $247,630,714)	$346,150,713

	Other Assets in Excess of Liabilities — 0.1%	330,183

	Net Assets — 100.0%	$346,480,896

(a)	Non-income producing.
*	Rate shown is the 7-day effective yield at July 31, 2014.

See notes to Schedule of Investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

1.   Investment valuation
The securities of Stralem Equity Fund (the "Fund") are valued as of close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Investments in money market funds are valued at net asset value.
Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund and may be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing would be utilized in instances when prices of individual portfolio securities are "not readily available," the market for a security is not active or when there is an occurrence of a "significant event" that occurs after market closings but before the Fund's net asset value is determined.  Such fair value pricing is determined according to procedures adopted by the Board of Trustees.
Accounting principles generally accepted in the United States of America ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.
The following is a summary of the inputs used to value the Fund's investments as of July 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$335,333,582	$-	$-	$335,333,582
Money Market Funds	10,817,131	-	-	10,817,131
Total	$346,150,713	$-	$-	$346,150,713

Refer to the Fund's Schedule of Investments for a listing of the common stocks by industry type.  As of July 31, 2014, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of July 31, 2014.  It is the Fund's policy to recognize transfers into and out of any Level at the end of the reporting period.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Security transactions
Security transactions are accounted for on trade date.  Realized gains and losses on sales of investments are calculated on a specific identification basis.
3.   Federal income tax
The following information is computed on a tax basis for each item as of July 31, 2014:
Cost of portfolio investments	$247,816,840

Gross unrealized appreciation	$99,519,975
Gross unrealized depreciation	(1,186,102)

Net unrealized appreciation	$98,333,873

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.
(a)    Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.
(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)              Stralem Fund
By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President
Date	August 19, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President
Date	August 19, 2014
By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	August 19, 2014
* Print the name and title of each signing officer under his or her signature.